Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Small Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 96.9%
Advertising — 0.7%
The Trade Desk, Inc., Class A*	13,080	$919,524
Auto Parts & Equipment — 0.9%
QuantumScape Corp.*	16,158	396,517
Visteon Corp.*	8,222	776,075
		1,172,592
Banks — 0.8%
Walker & Dunlop, Inc.	9,247	1,049,534
Biotechnology — 4.8%
Ascendis Pharma A/S , ADR*	3,999	637,401
Emergent BioSolutions, Inc.*	13,922	697,075
Essa Pharma, Inc.*	23,729	189,832
Fate Therapeutics, Inc.*	9,596	568,755
Global Blood Therapeutics, Inc.*	13,336	339,801
Insmed, Inc.*	20,267	558,153
Ligand Pharmaceuticals, Inc.*	8,806	1,226,852
NeoGenomics, Inc.*	32,701	1,577,496
Relay Therapeutics, Inc.*	9,750	307,417
Rocket Pharmaceuticals, Inc.*	8,528	254,902
Sage Therapeutics, Inc.*	6,460	286,243
		6,643,927
Building Materials — 0.7%
Summit Materials, Inc., Class A*	31,677	1,012,714
Chemicals — 2.8%
Rogers Corp.*	6,154	1,147,598
Sensient Technologies Corp.	30,365	2,765,644
		3,913,242
Commercial Services — 6.4%
Cimpress PLC*	4,358	378,405
Euronet Worldwide, Inc.*	11,462	1,458,883
HealthEquity, Inc.*	11,845	767,082
Mister Car Wash, Inc.*	29,871	545,146
Shift4 Payments, Inc., Class A*	4,386	340,003
Stride, Inc.*	37,442	1,345,665
Terminix Global Holdings, Inc.*	41,061	1,711,012
TriNet Group, Inc.*	13,505	1,277,303
WEX, Inc.*	5,370	945,872
		8,769,371
Computers — 2.6%
Maximus, Inc.	11,180	930,176
NCR Corp.*	26,228	1,016,597
WNS Holdings Ltd., ADR*	20,377	1,666,839
		3,613,612
Distribution & Wholesale — 1.0%
Core & Main, Inc., Class A*	54,621	1,431,616
Diversified Financial Services — 3.6%
Cboe Global Markets, Inc.	12,437	1,540,447
LendingTree, Inc.*	4,385	613,155
LPL Financial Holdings, Inc.	17,753	2,782,960
		4,936,562
	Number of Shares	Value†

Electric — 0.6%
NRG Energy, Inc.	18,882	$770,952
Electrical Components & Equipment — 1.3%
EnerSys	12,601	938,018
Novanta, Inc.*	5,865	906,143
		1,844,161
Electronics — 2.8%
Brady Corp., Class A	31,174	1,580,522
Itron, Inc.*	5,386	407,343
National Instruments Corp.	21,101	827,792
OSI Systems, Inc.*	11,754	1,114,279
		3,929,936
Engineering & Construction — 0.6%
Frontdoor, Inc.*	19,050	798,195
Entertainment — 0.4%
Manchester United PLC, Class A	28,299	548,152
Environmental Control — 0.4%
Montrose Environmental Group, Inc.*	9,127	563,501
Food — 2.3%
BellRing Brands, Inc., Class A*	23,669	727,822
Hostess Brands, Inc.*	61,697	1,071,677
Laird Superfood, Inc.*	24,367	464,922
Premium Brands Holdings Corp.	9,244	945,419
		3,209,840
Healthcare Products — 8.9%
Bio-Techne Corp.	3,778	1,830,705
Bruker Corp.	24,669	1,926,649
Eargo, Inc.*	15,212	102,377
Glaukos Corp.*	12,557	604,871
Globus Medical, Inc., Class A*	25,307	1,939,022
ICU Medical, Inc.*	4,715	1,100,387
Integra LifeSciences Holdings Corp.*	36,250	2,482,400
STERIS PLC	8,545	1,745,573
Treace Medical Concepts, Inc.*	19,946	536,547
		12,268,531
Healthcare Services — 4.7%
Catalent, Inc.*	36,476	4,853,861
Chemed Corp.	2,408	1,120,009
Inotiv, Inc.*	18,410	538,309
		6,512,179
Home Builders — 0.8%
Thor Industries, Inc.	9,200	1,129,392
Home Furnishings — 1.5%
Purple Innovation, Inc.*	17,355	364,802
The Lovesac Co.*	25,509	1,685,890
		2,050,692
Household Products & Wares — 0.8%
Helen of Troy Ltd.*	4,885	1,097,562

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Small Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — 1.0%
RLI Corp.	10,204	$1,023,155
Trean Insurance Group, Inc.*	35,536	367,798
		1,390,953
Internet — 2.2%
CarParts.com, Inc.*	15,219	237,569
ChannelAdvisor Corp.*	44,438	1,121,171
Zendesk, Inc.*	14,539	1,692,194
		3,050,934
Machinery — Diversified — 4.1%
CSW Industrials, Inc.	11,492	1,467,528
Gates Industrial Corp. PLC*	39,412	641,233
Hydrofarm Holdings Group, Inc.*	9,292	351,702
Kornit Digital Ltd.*	8,230	1,191,210
Nordson Corp.	5,377	1,280,533
Westinghouse Air Brake Technologies Corp.	8,399	724,078
		5,656,284
Metal Fabricate/Hardware — 1.8%
Rexnord Corp.	37,916	2,437,620
Miscellaneous Manufacturing — 2.2%
Carlisle Cos., Inc.	9,337	1,856,102
ITT, Inc.	14,231	1,221,589
		3,077,691
Packaging and Containers — 2.8%
Crown Holdings, Inc.	38,886	3,918,931
Pharmaceuticals — 3.2%
Centessa Pharmaceuticals PLC, ADR*	17,301	288,927
Eagle Pharmaceuticals, Inc.*	11,343	632,713
Heska Corp.*	3,113	804,835
Neurocrine Biosciences, Inc.*	14,319	1,373,335
Sarepta Therapeutics, Inc.*	7,717	713,668
Vaxcyte, Inc.*	21,103	535,383
		4,348,861
Retail — 2.3%
Casey's General Stores, Inc.	4,259	802,609
National Vision Holdings, Inc.*	20,646	1,172,073
Williams-Sonoma, Inc.	6,661	1,181,195
		3,155,877
Semiconductors — 3.5%
Cree, Inc.*	7,131	575,686
Entegris, Inc.	17,704	2,228,933
ON Semiconductor Corp.*	45,396	2,077,775
		4,882,394
Software — 17.7%
ACI Worldwide, Inc.*	25,531	784,568
Avalara, Inc.*	9,349	1,633,925
Blackbaud, Inc.*	23,239	1,634,864
Broadridge Financial Solutions, Inc.	13,778	2,295,966
Clarivate PLC*	64,569	1,414,061
	Number of Shares	Value†

Software — (continued)
Clear Secure, Inc., Class A*	17,590	$722,069
Dynatrace, Inc.*	23,054	1,636,142
Envestnet, Inc.*	12,949	1,039,028
Global-e Online Ltd.*	5,621	403,588
Intelligent Systems Corp.*	21,679	880,384
J2 Global, Inc.*	16,948	2,315,436
LivePerson, Inc.*	26,820	1,581,039
PagerDuty, Inc.*	24,691	1,022,701
Sailpoint Technologies Holdings, Inc.*	31,246	1,339,828
Signify Health, Inc., Class A*	9,075	162,170
SS&C Technologies Holdings, Inc.	39,604	2,748,518
The Descartes Systems Group, Inc.*	30,133	2,452,797
Yext, Inc.*	35,553	427,702
		24,494,786
Telecommunications — 4.2%
Nice Ltd., ADR*	14,201	4,033,652
Vonage Holdings Corp.*	107,737	1,736,720
		5,770,372
Transportation — 2.5%
CryoPort, Inc.*	21,715	1,444,265
Saia, Inc.*	8,721	2,075,859
		3,520,124
TOTAL COMMON STOCKS (Cost $76,097,513)		133,890,614

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Diversified — 0.9%
Lamar Advertising Co., Class A (Cost $581,347)	10,485	1,189,523

SHORT-TERM INVESTMENTS — 1.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.030%) (Cost $2,684,715)	2,684,715	2,684,715
TOTAL INVESTMENTS — 99.7% (Cost $79,363,575)		$137,764,852
Other Assets & Liabilities — 0.3%		354,866
TOTAL NET ASSETS — 100.0%		$138,119,718

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
A/S— Aktieselskab.
ADR— American Depositary Receipt.
PIPE— Private Investments in Public Equity
PLC— Public Limited Company.
SPAC— Special Purpose Acquisition Companies

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Small Cap Growth Fund
Country Weightings as of 9/30/2021††
United States	90%
Israel	4
Canada	3
United Kingdom	1
India	1
Denmark	1
Total	100%
††	% of total investments as of September 30, 2021.
Unfunded commitment with a SPAC oustanding at September 30, 2021:

Issuer¢	Shares	Unfunded commitment Amount	Current Value	Unrealized Appreciation (Depreciation)
CM Life Sciences II, Inc. PIPE	30,686	$306,860	$380,199	$73,339
Foresight Acquisition Corp. PIPE	72,553	725,530	715,373	(10,157)
GS Acquisitions Holdings PIPE	103,971	1,039,710	1,062,584	22,874
¢	The Fund entered into a commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its merger or acquisition, which is expected to be completed.
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